UNIT-BASED AND NONCASH COMPENSATION - SMP Net Profits Interests (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SMLP LTIP unit-based compensation	$ 2,723	$ 2,526	$ 8,171	$ 8,088	$ 7,878
SMLP LTIP | General and administrative expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SMLP LTIP unit-based compensation			$ 8,171	$ 8,328	$ 7,951